Intangible assets - Goodwill (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Main Assumptions [Abstract]
Basis of determining recoverable amounts		Value in use: cash flows	Value in use: cash flows	Value in use: cash flows
Period of the projections of cash flows	[1]	5 years	5 years	5 years
Growth rate perpetual	[1]	4.80%	5.10%	8.30%
Discount rate	[2]	12.50%	13.60%	14.60%

[1]	The projections of cash flow are prepared using Management's growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.
[2]	The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 17.78% (2018 - 19.33% and 2017 - 20.42%).